Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Other Nonoperating Income (Expense)	$ (1,174)	$ 314	$ (687)	$ (51,918)
Restricted cash – current	58,109	36,429	58,109	36,429	$ 38,329	$ 22,326
Working Capital Surplus (Deficit)	279,600		279,600
Long-term Debt, Current Maturities	$ 390,569		$ 390,569		135,901
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Number Of Vessels | vessel	3		3
Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Percentage of ownership interest			69.00%
Loss Contingency Accrual	$ 6,200		$ 6,200		$ 6,600
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Other Nonoperating Income (Expense)				53,000
Restricted cash – current		7,000		7,000
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 56,000		$ 56,000